Exhibit 99.1

Morgan Stanley Capital I Trust 2019-MEAD
Commercial Mortgage Pass Through Certificates, Series 2019-MEAD

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

4 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2019-MEAD (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-MEAD (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 November 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a 5-year fixed rate mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by a first priority mortgage on the borrower’s fee simple interest in a super regional mall located in Lone Tree, Colorado (the “Property”) and
c.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 1 November 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Whole Loan Balloon Balance”) and
d.	Use the “Additional Financing Original Balance,” as shown on the Final Data File, as the principal balance of the Mezzanine Loan as of the Reference Date (the “Additional Financing Cut-off Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

8.	Using the:
a.	Whole Loan Original Balance,
b.	Additional Financing Original Balance,
c.	Whole Loan Cut-off Date Balance and
d.	Additional Financing Cut-off Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance and
ii.	Total Debt Cut-off Date Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Whole Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Annual IO Debt Service and
ii.	Whole Loan Monthly IO Payment

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual IO Debt Service” of the Mortgage Loan as the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly IO Payment” as 1/12th of the “Whole Loan Annual IO Debt Service” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 4 of 5

10.	Using the:
a.	Additional Financing Original Balance,
b.	Additional Financing Interest Rate and
c.	Additional Financing Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Additional Financing Annual IO Payment and
ii.	Additional Financing Monthly IO Payment

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Additional Financing Annual IO Payment” of the Mezzanine Loan as the product of:

a.	The “Additional Financing Original Balance,” as shown on the Final Data File,
b.	The “Additional Financing Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Additional Financing Monthly IO Payment” as 1/12th of the “Additional Financing Annual IO Payment” of the Mezzanine Loan, as shown on the Final Data File.

11.	Using the:
a.	Whole Loan Annual IO Debt Service,
b.	Additional Financing Annual IO Payment,
c.	Whole Loan Cut-off Date Balance,
d.	Whole Loan Balloon Balance,
e.	Additional Financing Cut-off Date Balance,
f.	Underwritten NOI,
g.	Underwritten NCF,
h.	Appraisal Value and
i.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten IO NOI DSCR,
ii.	Underwritten IO NCF DSCR,
iii.	Additional Financing Cumulative IO DSCR on NCF,
iv.	Cut-off Date LTV,
v.	Maturity Date LTV,
vi.	Additional Financing Cumulative LTV,
vii.	Underwritten NOI Debt Yield,
viii.	Underwritten NCF Debt Yield,
ix.	Additional Financing Cumulative Debt Yield on NOI,
x.	Additional Financing Cumulative Debt Yield on NCF,
xi.	Whole Loan PSF and
xii.	Additional Financing Cumulative Loan PSF

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

11. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through x. above to the nearest 1/10th of one percent.

12.	Using the:
a.	Major Tenant 1 UW Base Rent,
b.	Major Tenant 2 UW Base Rent,
c.	Major Tenant 3 UW Base Rent,
d.	Major Tenant 4 UW Base Rent and
e.	Major Tenant 5 UW Base Rent,

as shown on the Final Data File, and the total “UW Rent” as shown in the underwritten rent roll Source Document, we recalculated the:

i.	Major Tenant 1 % UW Base Rent,
ii.	Major Tenant 2 % UW Base Rent,
iii.	Major Tenant 3 % UW Base Rent,
iv.	Major Tenant 4 % UW Base Rent and
v.	Major Tenant 5 % UW Base Rent

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	1 November 2019

Mortgage Loan Agreement	1 November 2019

Mezzanine Promissory Note	1 November 2019

Mezzanine Loan Agreement	1 November 2019

Closing Statement	1 November 2019

Guaranty Agreement	1 November 2019

Cash Management Agreement	1 November 2019

Deposit Account Control Agreement	1 November 2019

Non-Consolidation Opinion	1 November 2019

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	4 October 2019

Engineering Report	7 October 2019

Phase I Environmental Report	7 October 2019

Underwriter’s Summary Report	30 October 2019

Underwritten Rent Roll	30 September 2019

Lease Agreements and Amendments	Various

Title Policy	Not Dated

Historical CapEx Summary	Not Dated

Financing Book	Not Dated

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report and Engineering Report
Most Recent Renovation	Historical CapEx Summary
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 UW Base Rent (see Note 3)	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 UW Base Rent (see Note 3)	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 UW Base Rent (see Note 3)	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 UW Base Rent (see Note 3)	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 UW Base Rent (see Note 3)	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Closing Statement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Initial	Closing Statement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Closing Statement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Initial	Closing Statement
Rollover Escrow – Ongoing	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Immediate Repairs Escrow – Initial	Closing Statement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial	Closing Statement
Other Escrow Ongoing	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
Interest Rate	Mortgage Loan Agreement
First Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockout Expiration Date (see Note 5)	Mortgage Loan Agreement
Open Period Begin Date (see Note 6)	Mortgage Loan Agreement
Prepay Description	Mortgage Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Title Type	Title Policy
Sponsor	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Loan Purpose	Closing Statement
Additional Financing	Mortgage Loan Agreement
In Place / Future	Mortgage Loan Agreement
Additional Financing Type	Mortgage Loan Agreement
Additional Financing Lender	Mezzanine Promissory Note
Additional Financing Origination Date	Mezzanine Loan Agreement
Additional Financing Original Balance	Mezzanine Loan Agreement
Additional Financing Interest Rate	Mezzanine Loan Agreement
Additional Financing Interest Accrual Method	Mezzanine Loan Agreement
Additional Financing Amortization Type	Mezzanine Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays higher monthly rent as the larger tenant, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the indicated characteristics and “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each indicated characteristic.

5.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Date” (as defined in the mortgage loan agreement Source Document) which occurs during the defeasance period of the prepayment string, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan / Property Name
Environmental Phase II Report Date
Seismic Report Date
Seismic PML
Monthly P&I Payment
Annual P&I Debt Service
Underwritten P&I NOI DSCR
Underwritten P&I NCF DSCR
Additional Financing Monthly P&I Payment
Additional Financing Annual P&I Payment
Additional Financing Cumulative P&I DSCR on NCF
Ground Lessor
Ground Lease Expiration Date
Mortgage Loan Original Balance
Mortgage Loan Cut-off Date Balance
Mortgage Loan Balloon Balance
Mortgage Loan Monthly IO Payment
Mortgage Loan Annual IO Debt Service
Companion Loan Original Balance
Companion Loan Cut-off Date Balance
Companion Loan Balloon Balance
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.